Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents.
Short term deposit	€ 10,553	€ 22,131
Current accounts	53,562	7,870
Total cash and cash equivalents	€ 64,115	€ 30,001	€ 22,729	€ 34,186